Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events	9. Subsequent Events On January 7, 2013, the Company issued 675,000 common shares that were authorized as at December 31, 2012 but not issued. Refer to Note 4(a).